CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based compensation expenses - Share options	¥ 19,560		¥ 47,405	¥ 72,203
Research and development expenses
Share-based compensation expenses - Share options	14,645	$ 2,123	32,609	49,996
Selling and Marketing Expenses
Share-based compensation expenses - Share options	500	72	5,666	10,904
General and Administrative Expenses
Share-based compensation expenses - Share options	¥ 4,415	$ 640	¥ 9,130	¥ 11,303